Accounts Receivable, Net (Details) - Schedule of Accounts Receivable, Net - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 1,888,934	$ 3,682,126
Less: allowance for credit losses	(634,321)	(395,796)
Accounts receivable, net	$ 1,254,613	$ 3,286,330